Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2015 Fund
December 31, 2025
Z15-NPRT3-0226
1.9884235.108
Bond Funds - 62.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	79,559	782,858
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	35,530	269,320
Fidelity Series Corporate Bond Fund (a)	50,243	476,304
Fidelity Series Emerging Markets Debt Fund (a)	4,264	36,374
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	1,055	10,064
Fidelity Series Floating Rate High Income Fund (a)	757	6,662
Fidelity Series Government Bond Index Fund (a)	86,386	796,478
Fidelity Series High Income Fund (a)	750	6,680
Fidelity Series International Credit Fund (a)	8	69
Fidelity Series International Developed Markets Bond Index Fund (a)	39,244	332,793
Fidelity Series Investment Grade Bond Fund (a)	72,479	738,566
Fidelity Series Investment Grade Securitized Fund (a)	49,433	451,325
Fidelity Series Long-Term Treasury Bond Index Fund (a)	40,608	218,879
Fidelity Series Real Estate Income Fund (a)	651	6,579
TOTAL BOND FUNDS (Cost $4,156,218)		4,132,951

Domestic Equity Funds - 19.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	12,043	276,742
Fidelity Series Commodity Strategy Fund (a)	850	82,266
Fidelity Series Large Cap Growth Index Fund (a)	5,955	177,579
Fidelity Series Large Cap Stock Fund (a)	6,827	182,286
Fidelity Series Large Cap Value Index Fund (a)	18,342	334,382
Fidelity Series Small Cap Core Fund (a)	4,279	57,855
Fidelity Series Small Cap Opportunities Fund (a)	2,053	33,292
Fidelity Series Value Discovery Fund (a)	7,036	119,830
TOTAL DOMESTIC EQUITY FUNDS (Cost $848,996)		1,264,232

International Equity Funds - 17.4%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	5,845	115,433
Fidelity Series Emerging Markets Fund (a)	6,349	74,533
Fidelity Series Emerging Markets Opportunities Fund (a)	12,064	297,375
Fidelity Series International Growth Fund (a)	9,022	172,406
Fidelity Series International Index Fund (a)	4,293	64,871
Fidelity Series International Small Cap Fund (a)	4,399	78,698
Fidelity Series International Value Fund (a)	11,121	173,485
Fidelity Series Overseas Fund (a)	11,554	172,505
Fidelity Series Select International Small Cap Fund (a)	456	6,302
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $838,563)		1,155,608

Short-Term Funds - 1.4%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (a)	2,806	28,256
Fidelity Series Treasury Bill Index Fund (a)	6,813	67,854
TOTAL SHORT-TERM FUNDS (Cost $95,980)		96,110

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Series Government Money Market Fund (a)(b) (Cost $8,242)	3.84	8,242	8,242

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $5,947,999)	6,657,143
NET OTHER ASSETS (LIABILITIES) - 0.0%	0
NET ASSETS - 100.0%	6,657,143

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	890,613	179,050	278,534	32,179	(1,366)	(6,905)	782,858	79,559
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	359,088	33,561	117,408	12,809	(16,656)	10,735	269,320	35,530
Fidelity Series Blue Chip Growth Fund	342,235	44,880	201,373	11,824	57,383	33,617	276,742	12,043
Fidelity Series Canada Fund	100,008	42,990	49,008	2,368	3,727	17,716	115,433	5,845
Fidelity Series Commodity Strategy Fund	18,758	70,562	8,244	813	(2)	1,192	82,266	850
Fidelity Series Corporate Bond Fund	590,007	79,653	201,527	18,944	(137)	8,308	476,304	50,243
Fidelity Series Emerging Markets Debt Fund	43,751	3,945	14,037	1,890	796	1,919	36,374	4,264
Fidelity Series Emerging Markets Debt Local Currency Fund	12,229	1,172	4,249	652	500	412	10,064	1,055
Fidelity Series Emerging Markets Fund	105,670	23,558	76,950	1,892	10,268	11,987	74,533	6,349
Fidelity Series Emerging Markets Opportunities Fund	422,917	98,093	313,768	7,867	44,636	45,497	297,375	12,064
Fidelity Series Floating Rate High Income Fund	8,151	1,163	2,617	451	(32)	(3)	6,662	757
Fidelity Series Government Bond Index Fund	956,242	174,983	337,257	24,629	(8,499)	11,009	796,478	86,386
Fidelity Series Government Money Market Fund	1,136	103,293	96,187	908	-	-	8,242	8,242
Fidelity Series High Income Fund	8,106	885	2,617	413	56	250	6,680	750
Fidelity Series International Credit Fund	65	3	-	3	-	1	69	8
Fidelity Series International Developed Markets Bond Index Fund	409,883	57,922	131,404	13,732	(581)	(3,027)	332,793	39,244
Fidelity Series International Growth Fund	232,607	54,695	138,426	13,343	30,189	(6,659)	172,406	9,022
Fidelity Series International Index Fund	89,997	16,835	57,743	2,137	13,719	2,063	64,871	4,293
Fidelity Series International Small Cap Fund	107,415	11,868	51,428	10,655	9,361	1,482	78,698	4,399
Fidelity Series International Value Fund	241,991	50,078	158,614	17,213	47,082	(7,052)	173,485	11,121
Fidelity Series Investment Grade Bond Fund	907,694	136,175	314,252	26,352	(4,788)	13,737	738,566	72,479
Fidelity Series Investment Grade Securitized Fund	570,860	69,371	196,997	17,329	(4,989)	13,080	451,325	49,433
Fidelity Series Large Cap Growth Index Fund	220,154	24,130	120,914	1,783	38,874	15,335	177,579	5,955
Fidelity Series Large Cap Stock Fund	203,260	58,331	112,766	18,173	14,712	18,749	182,286	6,827
Fidelity Series Large Cap Value Index Fund	418,192	94,849	213,927	11,576	22,805	12,463	334,382	18,342
Fidelity Series Long-Term Treasury Bond Index Fund	294,736	79,293	151,189	8,467	(19,948)	15,987	218,879	40,608
Fidelity Series Overseas Fund	236,389	53,990	136,744	14,062	34,310	(15,440)	172,505	11,554
Fidelity Series Real Estate Income Fund	8,120	987	2,641	343	(121)	234	6,579	651
Fidelity Series Select International Small Cap Fund	1,477	5,212	1,546	197	169	990	6,302	456
Fidelity Series Short-Term Credit Fund	6,536	30,035	8,411	841	278	(182)	28,256	2,806
Fidelity Series Small Cap Core Fund	96,020	5,113	61,616	483	1,576	16,762	57,855	4,279
Fidelity Series Small Cap Opportunities Fund	42,700	4,110	21,182	1,622	3,418	4,246	33,292	2,053
Fidelity Series Treasury Bill Index Fund	10,983	271,943	215,109	2,658	(5)	42	67,854	6,813
Fidelity Series Value Discovery Fund	150,099	36,069	78,199	6,776	4,656	7,205	119,830	7,036
	8,108,089	1,918,797	3,876,884	285,384	281,391	225,750	6,657,143

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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